Total Vessel Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Total Vessel Revenues [Abstract]
Vessel Revenues
The following table includes the voyage revenues earned by the Company in each of the six-month periods ended June 30, 2022, and 2023, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Time charter revenues	79,529,412	49,747,081
Total Vessel revenues	$79,529,412	$49,747,081